ING LOGO AMERICAS US Legal Services
J. Neil McMurdie Counsel (860) 723-2229 Fax: (860) 723-2216 neil.mcmurdie@us.ing.com
October 7, 2004	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:	Security Life of Denver Insurance Company Security Life Separate Account L1 Prospectus Title: Corporate Benefits VUL File Nos.: 333-90577 and 811-08292 Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company (the "Company") and its Security Life Separate Account L1 (the "Account") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the "1933 Act") and Item 101(a) of Regulation S-T, we are submitting for filing an electronic format copy of a supplement dated October 7, 2004, to the prospectus dated May 1, 2004, for certain flexible premium variable life insurance policies offered by the Company through the Account. The prospectus dated May 1, 2004, is incorporated into this filing by reference to the Company's filing under Rule 485(b) of the 1933 Act, as filed with the Securities and Exchange Commission (the "Commission") on April 22, 2004, and as amended by supplements to the prospectus filed under Rule 485(b) of the 1933 Act on September 28, 2004, and under Rule 497(e) of the 1933 Act on May 5, 2004, August 5, 2004, and August 18, 2004.

The purpose of this filing is to update information regarding certain underlying funds.

The supplement is in the exact form in which it will be used.

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation

If you have any questions regarding this submission, please call the undersigned at 860-723-2229.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie